OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 3	-	OTHER CURRENT ASSETS

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	11,578
Prepaid expenses	10,039	21,282	14,391
Government Institution (*)	48,135	70,346	53,363
Other	42,403	1,189	6,372
	100,577	92,817	85,704

(*)	Represents amounts prepaid by Integrity Israel to the Israeli tax authorities or amounts owed to Integrity Israel by the Israeli Value Added Tax authorities.